Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
		Federal Home Loan Mortgage Corporation—1.3%
$ 45,075		FHLMC REMIC, Series 3122, Class FE, 5.752% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 44,625
240,386		FHLMC REMIC, Series 3241, Class FM, 5.832% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	236,485
1,898,711		FHLMC REMIC, Series 4281, Class LF, 5.952% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,877,258
536,071		FHLMC REMIC, Series 4867, Class FA, 5.852% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	525,204
1,542,679		FHLMC REMIC, Series 4903, Class NF, 5.851% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,495,596
2,107,210		FHLMC REMIC, Series 4911, Class FB, 5.901% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	2,063,208
		TOTAL	6,242,376
		Federal National Mortgage Association—1.9%
270,606		FNMA REMIC, Series 2006-99, Class AF, 5.871% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	266,964
191,668		FNMA REMIC, Series 2006-111, Class FA, 5.831% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	188,845
41,512		FNMA REMIC, Series 2010-134, Class BF, 5.881% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	41,239
81,330		FNMA REMIC, Series 2010-135, Class FP, 5.851% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	79,719
616,987		FNMA REMIC, Series 2010-141, Class FB, 5.921% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	607,448
152,151		FNMA REMIC, Series 2012-79, Class F, 5.901% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	149,587
3,080,960		FNMA REMIC, Series 2016-50, Class FM, 5.851% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	3,041,052
2,377,238		FNMA REMIC, Series 2018-35, Class FA, 5.751% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,280,096
2,336,827		FNMA REMIC, Series 2019-24, Class BF, 5.851% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	2,302,223
		TOTAL	8,957,173
		Government National Mortgage Association—1.1%
4,983,357		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	5,069,805
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,515,654)	20,269,354
		ASSET-BACKED SECURITIES—4.2%
		Automotive—1.4%
259,587		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	259,411
1,000,583	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.588% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	1,000,949
863,290	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 6.288% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	863,917
374,456		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	375,669
491,020		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	491,611
350,000		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	350,048
336,779	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 6.157% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	337,119
253,846		Hyundai Auto Lease Securitization Trust 2023 - A, Class A2A, 5.200%, 4/15/2025	253,614
436,538	[1]	Hyundai Auto Lease Securitization Trust 2023 - B, Class A2B, 6.088% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	437,067
101,029	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.088% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	101,109
290,473		Nissan Auto Lease Trust 2023-A, Class A2A, 5.100%, 3/17/2025	290,090
497,954	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.958% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	498,170
120,306	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.051% (CME Term SOFR 1 Month +0.690%), 1/15/2026	120,420
381,203		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	380,515
175,248		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	174,944
257,443	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.048% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	257,473
336,904	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 6.098% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	337,140
		TOTAL	6,529,266
		Construction Machinery—0.2%
400,000		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	399,259
406,128		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	405,391

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Construction Machinery—continued
$ 258,458		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	$ 258,394
		TOTAL	1,063,044
		Finance Companies—2.4%
820,037		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	820,372
800,000		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	802,065
834,875		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	832,102
1,000,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class A, 7.193% (CME Term SOFR 3 Month +1.800%), 4/16/2036	1,003,831
500,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class B, 7.643% (CME Term SOFR 3 Month +2.250%), 4/16/2036	500,603
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	300,642
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	802,137
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,307,394
750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 7.727% (CME Term SOFR 3 Month +2.311%), 4/20/2034	749,999
1,000,000	[1]	GoldenTree Loan Management US 2023-17A, Class A, 6.997% (CME Term SOFR 3 Month +1.750%), 7/20/2036	1,004,260
500,000	[1]	GoldenTree Loan Management US 2023-17A, Class B, 7.697% (CME Term SOFR 3 Month +2.450%), 7/20/2036	503,109
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	748,274
379,219		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	378,644
550,000		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	553,484
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 6.488% (30-DAY AVERAGE SOFR +0.000%), 8/16/2027	902,493
		TOTAL	11,209,409
		Financial Institutions—0.2%
800,000		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	800,667
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $19,574,715)	19,602,386
		CORPORATE BONDS—0.8%
		Airlines—0.0%
280,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	280,999
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.952% (SOFR +0.570%), 8/1/2025	1,351,516
	[1]	Finance Companies—0.3%
1,000,000		American Express Co., Sr. Unsecd. Note, 6.156% (SOFR +0.760%), 2/13/2026	998,222
400,000		American Express Co., Sr. Unsecd. Note, 6.344% (SOFR +0.930%), 3/4/2025	401,004
		TOTAL	1,399,226
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	489,801
		Wireless Communications—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	300,074
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,827,747)	3,821,616
	[1]	FLOATING RATE LOANS—0.4%
		Industrial - Other—0.1%
371,034		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.719%–7.729% (SOFR CME +2.250%), 2/11/2028	371,962
		Lodging—0.2%
995,000		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.706% (SOFR CME +2.250%), 5/24/2030	998,796
		Technology—0.1%
543,997		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.720% (SOFR CME +2.250%), 12/1/2028	546,480
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,901,554)	1,917,238
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,558		FHLMC ARM, 5.242%, 5/1/2034	17,735
42,351		FHLMC ARM, 5.274%, 8/1/2035	42,930

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation ARM—continued
$ 20,788		FHLMC ARM, 5.333%, 7/1/2034	$ 21,055
25,405		FHLMC ARM, 6.625%, 5/1/2036	25,694
		TOTAL	107,414
		Federal National Mortgage Association ARM—0.0%
45,716		FNMA ARM, 3.960%, 2/1/2036	46,550
12,782		FNMA ARM, 5.322%, 9/1/2035	12,935
12,226		FNMA ARM, 5.627%, 4/1/2034	12,383
		TOTAL	71,868
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $181,225)	179,282
		INVESTMENT COMPANIES—89.9%
43,089,091		Bank Loan Core Fund	377,029,545
7,336,000		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[2]	7,339,668
4,543,145		Project and Trade Finance Core Fund	39,934,246
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $459,765,564)	424,303,459
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $505,766,459)	470,093,335
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	1,988,785
		TOTAL NET ASSETS—100%	$472,082,120
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended December 31, 2023, were as follows:
Affiliated	Value as of 3/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 12/31/2023	Shares Held as of 12/31/2023	Dividend Income
Affiliated Issuers no longer in the portfolio at period end	$381,454	$—	$(70,622)	$2,285,715	$(2,596,547)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$381,454	$—	$(70,622)	$2,285,715	$(2,596,547)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2023	$494,921,426	$—	$53,227,754	$548,149,180
Purchases at Cost	$—	$102,416,205	$—	$102,416,205
Proceeds from Sales	$(118,750,000)	$(95,083,198)	$(13,500,000)	$(227,333,198)
Change in Unrealized Appreciation/Depreciation	$15,407,940	$2,585	$677,545	$16,088,070
Net Realized Gain/(Loss)	$(14,549,821)	$4,076	$(471,053)	$(15,016,798)
Value as of 12/31/2023	$377,029,545	$7,339,668	$39,934,246	$424,303,459
Shares Held as of 12/31/2023	43,089,091	7,336,000	4,543,145	54,968,236
Dividend Income	$30,594,124	$235,617	$2,529,020	$33,358,761

*	At December 31, 2023, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 79.9% of its net assets at December 31, 2023. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$20,269,354	$—	$20,269,354
Asset-Backed Securities	—	19,602,386	—	19,602,386
Corporate Bonds	—	3,821,616	—	3,821,616
Floating Rate Loans	—	1,917,238	—	1,917,238
Adjustable Rate Mortgages	—	179,282	—	179,282
Investment Companies[1]	384,369,213	—	—	424,303,459
TOTAL SECURITIES	$384,369,213	$45,789,876	$—	$470,093,335

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $39,934,246 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate